SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 518,255	$ 440,654	$ 380,904
Interest expenses capitalized	25,864	63,932	30,360
Impairment loss recognized on goodwill and intangible assets	0	0	0
Gaming taxes and license fees	1,489,755	489,730	842,722
Advertising and promotional expenses	100,245	29,421	39,811
Impairment of long-lived assets	207,608	3,595	3,643
Other current assets	44,653	41,643
Prepaid expenses	67,035	77,767
Impairment loss recognized on assets held for sale	0	6,794	0
Impairment loss recognized on property and equipment	110,033	3,595	3,643
Altira Macau [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment of long-lived assets	207,608
Impairment loss recognized on property and equipment	110,033
Impairment of Land Use Rights	65,172
Impairment of intangible assets, finite-lived	$ 30,435
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Property Charges And Other
Impairment loss on operating lease right of use assets	$ 1,968
JAPAN
Schedule Of Significant Accounting Policies [Line Items]
Impairment loss recognized on assets held for sale	$ 0	$ 6,794	0
Freehold land [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment loss recognized on property and equipment			$ 1,147
Internal-use Software [Member] | Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Internal-use Software [Member] | Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	15 years
Land Use Rights [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	40 years
Amortization method	straight-line basis